Contributions Charged to Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TSYS Retirement Savings Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions charged to expense	$ 17,531	$ 14,506	$ 13,421
TSYS Stock Repurchase Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions charged to expense	$ 1,288	$ 1,236	$ 1,140